UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-3493

American Federation of Labor and Congress of
Industrial Organizations Housing Investment Trust

(Exact name of registrant as specified in charter)

1227 25th Street, N.W., Suite 500

Washington, D.C. 20037

(Address of principal executive offices) (Zip code)

Corey F. Rose, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006-1110

(Name and address of agent for service)

(202) 331-8055

(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 - June 30, 2026

Item 1.	Reports to Stockholders.

(a)	A copy of the 2026 Semi Annual Report (the “Report”) of the AFL-CIO Housing Investment Trust (the “Trust” or “Registrant”) transmitted to Trust participants pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) (the “Act”), is included herewith.

SEMI-ANNUAL REPORT

JUNE 30, 2026

This semi-annual report contains important information about the AFL-CIO Housing Investment Trust (the “HIT”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the HIT at aflcio-hit.com/shareholder-reports/. You can also request this information by contacting us at 1-202-331-8055 or IR@aflcio-hit.com.

WHAT WERE THE HIT’S COSTS FOR THE PAST SIX MONTHS?

BASED ON A HYPOTHETICAL $10,000 INVESTMENT

The below table explains the costs that Participants would have paid within the reporting period.

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT[1]
AFL-CIO Housing Investment Trust	$15	0.30%

[1]	Expenses are equal to the HIT’s annualized six-month expense ratio of 0.30% as of June 30, 2026.

HOW DID THE HIT PERFORM DURING THE REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?

Through the first half of 2026, the HIT returned 1.04% gross of fees and 0.89% net of fees, outperforming the Bloomberg U.S. Aggregate Bond Index’s (the “Benchmark”) 0.62% return despite a volatile interest rate environment. Results were driven by disciplined duration management, strategic sector positioning, and the portfolio’s overweight allocation to conventional Agency Commercial Mortgage-Backed Securities (CMBS), which benefited from meaningful spread tightening during the period. As of June 30, 2026, the HIT maintained a yield-to-worst of 4.90%—approximately 17 basis points above the Benchmark—underscoring our commitment to delivering attractive risk-adjusted returns while maintaining a high-quality, investment-grade portfolio.

CONTRIBUTORS	DETRACTORS

HIT’s overweight to conventional Agency CMBS, as spreads tightened to Treasuries
HIT’s underweight to Treasuries, the worst performing asset class in the Benchmark on an excess return basis

HIT’s structural underweight to corporate bonds, which produced a positive excess return

FUND PERFORMANCE

The following graph compares the account values at the end of each semi-annual reporting period over the most recently completed 10-year period. It assumes a $50,000 initial investment at the beginning of the first fiscal period in the Benchmark.

continued

aflcio-hit.com

SEMI-ANNUAL REPORT continued	JUNE 30, 2026

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended June 30, 2026.

	YTD[2]	1 YEAR	5 YEAR	10 YEAR
HIT Net	0.89%	4.49%	0.07%	1.40%
Bloomberg Aggregate*	0.62%	3.79%	0.08%	1.54%

Past performance is not a good predictor of future performance. The graph and table do not reflect the deductions of taxes that a Participant would pay on fund distributions or redemption of fund shares. Visit aflcio-hit.com/investors/ for the most recent performance information.

[2]	Not annualized.

KEY FUND STATISTICS

HIT’s Net Assets	$7,457,487,489
Total Number of Portfolio Holdings	876
Portfolio Turnover Rate	26.7%
Ratio of Net Investment Income to Average Net Assets	3.6%
Effective Duration	6.03
Current Yield	4.19%
Yield-to-Worst[3]	4.90%
Advisory Fee Paid	N/A

[3]	Yield-to-Worst is a measure of the lowest possible yield that can be received on a bond that fully operates within the terms of its contract without defaulting. It does not represent the performance yield. It is calculated by using the lower of either the yield to maturity or the yield to call on every possible call date.

FUND HOLDINGS

The graphs below show the investment makeup of HIT on 6/30/26. Portfolio holdings are subject to change.4

[4]	Based on value of total investment and includes unfunded commitments but does not include U.S. Treasury futures contracts.

[5]	U.S. Government or Agency includes holdings of government securities issued by the U.S. Department of Treasury and mortgage securities issued by a U.S. government-backed agency (e.g., Ginnie Mae) or U.S. government-sponsored enterprise (e.g., Freddie Mac or Fannie Mae). Holdings designated at “AAA” or “AA” have been rated by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by these ratings agencies, the highest rating is applied. Moody’s ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Holdings designated as “Not Rated” have not been rated by S&P, Moody’s or Fitch.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the HIT, including the HIT’s Prospectus, Financial Information, Portfolio Holdings and Proxy Voting Information, is available on our website (aflcio-hit.com/shareholder-reports/), through the HIT’s Investor Relations Team (1-202-331-8055 or IR@aflcio-hit.com) or by scanning this QR code.

*	Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith.

1227 25th Street, NW | Suite 500 | Washington, DC 20037 | 202.331.8055 | aflcio-hit.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6.	Schedule of Investments.

(a)	Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Report pursuant to Regulation S-X.

(b)	Report pursuant to Regulation S-X.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (dollars in thousands, except per share data; unaudited)

Assets
Investments, at value (cost $7,928,711)	$7,476,214
Cash	514
Accrued interest receivable	32,709
Receivables for investments sold	5,133
Cash collateral held with broker	2,470
Variation margin due from broker	4,179
Right of use asset	2,576
Other assets	3,245
Total assets	7,527,040

Liabilities
Payables for investments purchased	6,297
Redemptions payable	51,550
Income distribution and capital gains payable, net of dividends reinvested of $20,906	1,797
Accrued salaries and fringe benefits	5,941
Lease Liability	3,024
Other liabilities and accrued expenses	944
Total liabilities	69,553

Other commitments and contingencies (Note 5 of financial statements)	-

Net assets applicable to participants’ equity —
Certificates of participation—authorized unlimited;
Outstanding 7,587,051 units	$7,457,487

Net asset value per unit of participation (in dollars)	$982.92

Participants’ equity
Participants’ equity consisted of the following:
Amount invested and reinvested by current participants	$8,284,065
Distributable earnings (accumulated losses)	(826,578)
Total participants’ equity	$7,457,487

See accompanying Notes to Financial Statements (unaudited).

Schedule of Portfolio Investments

June 30, 2026 (dollars in thousands; unaudited)

FHA Permanent Securities (1.5% of net assets)1

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	2.50%	Apr-2063	$5,446	$5,453	$4,607
	3.40%	Jun-2038	1,680	1,682	1,586
	3.65%	Dec-2037	6,100	6,153	5,641
	3.72%	Feb-2062	4,257	4,265	3,935
	3.90%	Sep-2062	2,981	2,984	2,776
	4.00%	Jun-2053	56,585	56,563	55,997
	4.10%	Dec-2060	20,636	20,653	19,444
	4.70%	May-2053	4,270	4,413	3,828
	5.17%	Feb-2050	6,912	7,275	6,896
	5.80%	Jan-2053	1,830	1,836	1,842
	5.87%	Jun-2044	1,442	1,442	1,444
	6.60%	Jan-2050	2,984	2,997	2,988
Total FHA Permanent Securities			$115,123	$115,716	$110,984

Schedule of Portfolio Investments

June 30, 2026 (dollars in thousands; unaudited)

FHA Construction Securities (0.06% of net assets)1

	Interest Rates[2]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[3]	Face Amount	Amortized Cost	Value
Forward Commitments	6.02%	6.02%	Mar-2068	$26,975	$4,025	$4,082	$4,678
Total FHA Construction Securities				$26,975	$4,025	$4,082	$4,678

Schedule of Portfolio Investments

June 30, 2026 (dollars in thousands; unaudited)

Ginnie Mae Securities (22.2% of net assets)

				Unfunded
	Interest Rate	Maturity Date		Commitments[3]	Face Amount	Amortized Cost	Value
Single Family	4.00%	Feb-2040 - Jun-2040		$-	$651	$655	$626
	4.50%	Aug-2040		-	368	371	362
	5.50%	Jan-2033 - Jun-2037		-	475	474	484
	6.00%	Jan-2032 - Aug-2037		-	308	307	319
	6.50%	Jul-2028		-	14	14	15
	7.00%	Mar-2027 - Jan-2030		-	83	83	84
	7.50%	Oct-2026 - Aug-2030		-	19	19	19
	8.00%	Sep-2026 - Nov-2030		-	39	39	39
	8.50%	Aug-2027		-	4	4	4
				-	1,961	1,966	1,952
Multifamily	1.95%	Mar-2064		-	65,669	65,657	50,943
	2.00%	Jul-2062 - Mar-2064		-	343,810	348,255	269,308
	2.00%	Oct-2062		-	50,019	51,489	38,708
	2.00%	Apr-2063		-	47,649	48,351	36,966
	2.00%	Apr-2063		-	45,593	46,428	34,841
	2.08%	Nov-2056		-	48,229	49,774	42,661
	2.15%	May-2056		-	71	71	71
	2.20%	Jun-2056		-	472	471	461
	2.25%	May-2065		-	48,638	50,033	40,452
	2.25%	Dec-2048		-	2,106	2,094	2,002
	2.30%	Oct-2056		-	527	522	519
	2.31%	Nov-2051		-	2,355	2,355	2,241
	2.32%	Sep-2060		-	25,292	26,442	23,025
	2.35%	Nov-2056 - Feb-2061		-	24,857	25,515	20,804
	2.37%	Jan-2053		-	15,210	15,291	14,069
	2.40%	Aug-2047 - Dec-2057		-	16,315	16,647	13,617
	2.45%	Apr-2062		-	13,844	14,039	12,208
	2.50%	Dec-2052 - Jan-2061		-	45,745	46,372	38,995
	2.58%	May-2063		-	27,263	28,030	23,585
	2.60%	Apr-2056 - Jun-2059		-	6,929	6,945	6,467
	2.65%	Oct-2062		-	5,994	6,123	5,345
	2.67%	Mar-2062		-	33,322	33,998	30,141
	2.70%	May-2048 - Jul-2058		-	3,477	3,468	3,349
	2.74%	Apr-2057		-	22,230	23,827	20,647
	2.75%	Apr-2063		-	4,855	5,031	4,267
	2.78%	Aug-2058		-	9,852	10,574	9,165
	2.79%	Apr-2049		-	1,772	1,784	1,695
	2.80%	Feb-2053		-	60,000	57,386	47,726
	2.80%	Dec-2059		-	2,444	2,416	2,396
	2.82%	Apr-2050		-	106	108	105
	2.94%	Nov-2059		-	44,093	48,308	40,371
	2.98%	Jun-2063		-	14,150	14,597	12,589
	3.00%	May-2062		-	55,238	59,104	46,937
	3.03%	Jan-2056		-	27,824	29,311	26,298
	3.05%	Dec-2063	(Level 3)	-	101,458	102,408	99,514
	3.05%	May-2054		-	11,545	11,583	10,645
	3.17%	Aug-2059		-	32,367	35,292	30,137
	3.25%	Sep-2054 - Apr-2059		-	41,681	40,684	40,096
	3.27%	Apr-2046		-	21,683	22,551	20,003
	3.30%	Sep-2060		-	6,357	6,492	6,058
	3.34%	May-2055 - Sep-2059		-	22,116	22,104	20,935
	3.35%	Mar-2044		-	5,088	4,950	5,022
	3.36%	May-2061		-	48,828	53,508	45,785
	3.38%	Jan-2060		-	55,679	55,683	53,898
	3.39%	Feb-2059		-	13,308	13,525	12,907
	3.41%	Sep-2061		-	39,404	40,726	36,967
	3.43%	Nov-2061		-	50,087	51,446	46,950
	3.47%	Sep-2052		-	1,817	1,865	1,749
	3.53%	Apr-2042		-	13,533	13,801	13,496
	3.60%	Jun-2057 - Apr-2061		-	44,824	46,091	43,251
	3.61%	Dec-2045		-	4,214	4,101	4,169
	3.62%	Dec-2057		-	26,616	27,002	26,239
	3.65%	Oct-2058		-	9,612	9,733	9,410
	3.74%	Aug-2059		-	14,663	14,901	14,404
	3.75%	Nov-2060		-	10,658	10,945	10,264
	3.78%	Aug-2060		-	37,298	37,532	35,861
	3.92%	Aug-2039		-	33,459	34,515	33,418
	4.00%	Nov-2057		-	23,322	24,148	22,482
	4.10%	May-2051		-	3,499	3,721	3,498
	4.35%	Dec-2060		-	2,175	2,210	2,151
Multifamily continued	4.37%	Feb-2034		-	17,961	18,767	17,779
	4.45%	Jun-2055		-	2,332	2,261	2,333
	4.53%	Jan-2061		-	14,162	14,540	14,053

Schedule of Portfolio Investments

June 30, 2026 (dollars in thousands; unaudited)

Ginnie Mae Securities (22.2% of net assets)

			Unfunded
	Interest Rate	Maturity Date	Commitments[3]	Face Amount	Amortized Cost	Value
	4.92%	Apr-2061	-	32,109	32,928	32,460
	5.25%	Apr-2037	-	13,235	13,232	13,247
				1,871,040	1,914,061	1,652,155
Forward Commitments	5.30%	Jul-2061	7,949	-	159	232
Total Ginnie Mae Securities			$7,949	$1,873,001	$1,916,186	$1,654,339

Schedule of Portfolio Investments

June 30, 2026 (dollars in thousands; unaudited)

Ginnie Mae Construction Securities (3.4% of net assets)

	Interest Rates[2]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[3]	Face Amount	Amortized Cost	Value
Multifamily	3.35%	3.59%	Oct-2066	$5,348	$41,952	$42,529	$36,055
	4.50%	4.50%	Mar-2068	82,127	42,872	35,449	34,910
	5.05%	5.05%	Apr-2067	6,879	53,721	55,072	53,659
	5.05%	5.05%	Dec-2066	1,063	20,193	20,805	20,335
	5.33%	5.33%	Aug-2067	2,259	2,851	2,999	2,956
	5.45%	5.45%	Mar-2068	7,766	9,234	9,098	9,413
	5.88%	10.75%	Feb-2066	519	18,634	19,449	19,615
	5.90%	5.90%	Aug-2065	360	3,750	3,868	4,003
	5.92%	5.92%	Feb-2066 - Mar-2066	5,793	20,434	19,670	21,936
	5.99%	5.99%	Dec-2057	96,718	35,519	38,319	41,895
	6.10%	6.10%	Apr-2067	19,020	2,445	3,348	3,595
	6.10%	7.65%	Jul-2065	630	1,541	1,634	1,695
Total Ginnie Mae Construction Securities				$228,482	$253,146	$252,240	$250,067

Schedule of Portfolio Investments

June 30, 2026 (dollars in thousands; unaudited)

Fannie Mae Securities (42.6% of net assets)

				Unfunded
	Interest Rate[4]		Maturity Date	Commitments[3]	Face Amount	Amortized Cost	Value
Single Family	2.50%		May-2050 - Jan-2052	$-	$124,075	$126,926	$105,101
	3.00%		Apr-2031 - Mar-2052	-	92,061	94,759	81,558
	3.50%		Oct-2026 - Sep-2051	-	52,617	53,980	48,635
	3.99%	1M SOFR+36	Mar-2037	-	66	66	66
	4.00%		Jul-2040 - Jul-2052	-	60,388	60,494	57,067
	4.06%	1M SOFR+43	Jun-2037	-	298	298	295
	4.14%	1M SOFR+51	Apr-2037	-	152	151	151
	4.20%	1M SOFR+57	Oct-2042	-	945	948	937
	4.24%	1M SOFR+61	Jun-2042	-	2,108	2,109	2,088
	4.29%	1M SOFR+66	Mar-2042	-	1,015	1,016	1,010
	4.34%	1M SOFR+71	Oct-2043	-	2,293	2,300	2,285
	4.50%		Mar-2038 - Sep-2052	-	97,280	96,792	94,477
	5.00%		May-2034 - Feb-2055	-	115,190	115,549	114,428
	5.50%		Sep-2032 - Jan-2055	-	209,950	209,975	213,025
	6.00%		Nov-2028 - Nov-2054	-	105,129	105,639	108,120
	6.50%		Sep-2028 - Dec-2054	-	22,988	23,257	23,876
	7.00%		Sep-2027 - May-2032	-	190	190	198
	7.50%		Mar-2030 - Jun-2030	-	1	1	1
	8.00%		Aug-2030 - May-2031	-	20	20	21
				-	886,766	894,470	853,339
Multifamily	1.22%		Aug-2028 - Jul-2030	-	34,695	34,719	31,202
	1.26%		Jan-2031	-	23,637	23,635	20,701
	1.31%		Aug-2030	-	4,169	4,184	3,690
	1.32%		Aug-2030	-	20,626	20,698	18,303
	1.38%		Jul-2030	-	10,500	10,537	9,332
	1.41%		Jul-2030	-	2,980	2,988	2,663
	1.46%		Jul-2030	-	6,781	6,805	6,076
	1.47%		Jul-2030 - Dec-2030	-	15,425	15,462	13,503
	1.50%		Aug-2030	-	1,057	1,063	945
	1.57%		Jan-2031	-	20,808	20,829	18,310
	1.58%		Oct-2031	-	57,950	58,042	49,768
	1.65%		Jul-2030	-	1,145	1,152	1,033
	1.76%		Aug-2031 - Dec-2036	-	40,391	40,449	35,159
	1.88%		Nov-2031	-	25,400	25,412	22,165
	2.00%		Apr-2031	-	18,000	18,196	16,090
	2.09%		Jul-2050	-	8,392	8,513	5,282
	2.16%		Sep-2050	-	14,200	14,325	8,599
	2.41%		Jan-2034 - Apr-2051	-	10,527	9,575	8,616
	2.47%		Dec-2051	-	12,462	12,604	9,278
	2.49%		Dec-2026 - Nov-2031	-	25,688	25,703	24,444
	2.53%		Jan-2030	-	20,550	20,580	19,138
	2.55%		Sep-2026 - Mar-2030	-	24,217	24,232	23,417
	2.56%		Dec-2051	-	11,694	11,718	8,824
	2.57%		Mar-2042	-	25,155	25,163	18,833
	2.61%		Nov-2026	-	9,335	9,335	9,309
	2.67%		Aug-2029	-	36,359	36,413	34,555
	2.85%		Aug-2031	-	8,468	8,482	7,827
	2.91%		Jun-2031	-	25,000	25,035	23,278
	2.94%		Jun-2027 - Jul-2039	-	26,924	26,932	26,513
	2.96%		Sep-2034	-	20,000	20,334	17,570
	3.00%		May-2027	-	5,884	5,884	5,806
	3.01%		Apr-2052	-	6,954	6,957	5,500
	3.02%		Jun-2027	-	3,258	3,258	3,216
	3.03%		Sep-2027	-	19,715	19,718	19,392
	3.04%		Apr-2030	-	23,197	23,209	22,112
	3.05%		Apr-2030	-	23,333	23,337	22,235
	3.12%		Apr-2030	-	11,541	11,542	10,959
	3.18%		May-2035	-	7,062	7,100	6,607
	3.21%		May-2030	-	5,789	5,802	5,511
	3.24%		May-2052	-	6,044	6,146	4,752
	3.30%		May-2029	-	3,374	3,396	3,274
	3.36%		Oct-2029	-	9,423	9,423	9,133
	3.42%		Apr-2035	-	4,597	4,623	4,196
	3.63%		Jul-2035	-	19,883	19,894	18,304
	3.79%	1M SOFR+20	Nov-2031	-	40,943	40,945	40,636
	4.05%		Jun-2030	-	10,632	10,587	10,481
	4.07%		Oct-2034	-	12,833	12,354	12,397
	4.08%	1M SOFR+49	May-2032	-	28,526	28,528	28,225
	4.14%		Dec-2030	-	18,869	18,892	18,635
	4.18%		Jan-2031	-	8,707	8,729	8,612
	4.29%	1M SOFR+69	May-2029	-	16,768	16,769	16,772
Multifamily continued	4.35%		Sep-2030	-	21,800	21,853	21,720
	4.36%		Jun-2033	-	24,872	24,496	24,606
	4.37%		Jun-2033	-	21,805	21,820	21,558

Schedule of Portfolio Investments

June 30, 2026 (dollars in thousands; unaudited)

Fannie Mae Securities (42.6% of net assets)

				Unfunded
	Interest Rate[4]		Maturity Date	Commitments[3]	Face Amount	Amortized Cost	Value
	4.40%		Jan-2034	-	3,815	3,740	3,770
	4.41%		Jan-2031	-	9,379	9,482	9,365
	4.42%	1M SOFR+82	Jan-2028	-	3,413	3,413	3,408
	4.43%		Jul-2030	-	11,760	11,814	11,752
	4.44%	1M SOFR+85	Nov-2032	-	15,800	15,802	15,815
	4.48%		Aug-2030	-	20,915	20,915	20,940
	4.49%		Jul-2030	-	35,232	35,242	35,285
	4.52%		Sep-2033	-	11,361	11,299	11,322
	4.55%		Jul-2030	-	10,699	10,708	10,739
	4.56%		Feb-2028	-	29,835	29,844	29,755
	4.61%		Jul-2029	-	16,100	16,312	16,129
	4.62%		Feb-2034	-	7,430	7,386	7,445
	4.64%		Jun-2033	-	15,000	15,188	15,065
	4.65%		Jan-2036	-	74,580	75,454	74,570
	4.65%		Aug-2032	-	6,192	6,321	6,237
	4.66%		Apr-2035	-	10,493	10,498	10,504
	4.69%		Jun-2035	-	411	415	407
	4.70%		Feb-2032 - Sep-2032	-	15,651	15,888	15,805
	4.71%		Sep-2031	-	16,898	17,245	17,076
	4.72%		Jul-2032	-	18,427	18,785	18,632
	4.73%		Jun-2030 - Jun-2031	-	30,974	31,329	31,309
	4.74%		Apr-2032 - Sep-2033	-	22,905	23,226	23,153
	4.76%		Jun-2029	-	55,600	56,416	56,104
	4.76%		Sep-2030 - Jan-2040	-	28,419	28,913	28,635
	4.78%		Jul-2032	-	11,000	11,299	11,151
	4.79%		Mar-2032	-	7,613	7,680	7,722
	4.80%		Sep-2032 - Oct-2052	-	33,145	33,394	32,729
	4.81%		Aug-2029	-	12,750	12,792	12,895
	4.82%		Jul-2030 - Feb-2034	-	30,983	31,392	31,459
	4.83%		Sep-2028 - Jul-2032	-	39,056	39,390	39,586
	4.85%		Jan-2034	-	2,801	2,807	2,847
	4.86%		Jul-2029 - Jun-2032	-	35,611	36,158	36,199
	4.87%		Sep-2032 - Sep-2035	-	19,842	20,306	20,177
	4.88%		May-2029 - Aug-2035	-	48,893	49,519	49,681
	4.90%		Feb-2032	-	4,560	4,653	4,650
	4.91%		Feb-2034	-	4,250	4,326	4,337
	4.92%		Aug-2032	-	22,694	23,165	23,178
	4.94%		Mar-2035	-	24,059	24,956	24,581
	4.96%		Aug-2033 - Dec-2034	-	13,835	14,063	14,097
	4.97%		Feb-2030 - Feb-2035	-	15,943	16,192	16,270
	4.98%		Jun-2035	-	11,800	12,037	12,089
	4.99%		Mar-2030 - Jul-2035	-	21,472	21,913	21,956
	5.00%		Jun-2029	-	68,500	68,763	69,571
	5.00%		Sep-2033 - Apr-2035	-	22,021	22,193	22,587
	5.02%		Feb-2035	-	47,019	47,266	48,270
	5.02%		Dec-2033	-	5,222	5,201	5,364
	5.03%		Jun-2029	-	9,129	9,191	9,278
	5.04%		Apr-2029	-	22,230	22,371	22,579
	5.05%		Oct-2030 - Feb-2035	-	31,977	32,418	32,836
	5.06%		Dec-2032	-	46,805	47,626	48,168
	5.08%		Jul-2034	-	8,324	8,481	8,585
	5.09%		Apr-2040	-	7,248	7,185	7,327
	5.10%		Feb-2030 - Mar-2040	-	17,135	17,425	17,515
	5.13%		Jan-2029	-	36,000	36,082	36,536
	5.13%		Sep-2028	-	14,584	14,625	14,797
	5.16%		Oct-2030	-	8,020	8,053	8,241
	5.18%		Jun-2034 - Jan-2044	-	21,513	21,847	21,891
	5.20%		Dec-2029 - Feb-2035	-	13,446	13,722	13,890
	5.22%		Feb-2035	-	27,840	28,631	29,009
	5.24%		Nov-2028	-	9,753	9,811	9,926
	5.27%		Dec-2033	-	27,755	29,232	28,774
	5.28%		Dec-2028	-	16,998	17,136	17,277
	5.30%		Aug-2029 - Sep-2033	-	5,676	5,718	5,849
	5.31%		Nov-2028	-	34,346	34,550	35,019
	5.32%		Jun-2034	-	3,614	3,669	3,763
	5.35%		Dec-2032	-	11,620	11,968	12,086
	5.36%		Nov-2030	-	17,542	17,800	18,111
	5.39%		May-2034	-	7,910	8,066	8,272
Multifamily continued	5.46%		May-2029	-	4,628	4,652	4,754
	5.47%		Nov-2033	-	6,140	6,198	6,449
	5.50%		Jan-2029	-	10,500	10,606	10,770
	5.52%		Oct-2033 - Nov-2033	-	21,145	22,568	22,260
	5.55%		Dec-2028	-	19,941	20,094	20,446
	5.59%		Jan-2054	-	10,147	10,321	10,355

Schedule of Portfolio Investments

June 30, 2026 (dollars in thousands; unaudited)

Fannie Mae Securities (42.6% of net assets)

			Unfunded
	Interest Rate[4]	Maturity Date	Commitments[3]	Face Amount	Amortized Cost	Value
	5.69%	Jun-2041	-	3,763	3,818	3,752
	5.75%	Jun-2041	-	1,829	1,860	1,824
	5.87%	Dec-2035	-	6,609	7,009	7,168
	5.96%	Jan-2029	-	102	102	102
			-	2,376,971	2,396,312	2,321,289
Forward Commitments	5.21%	Jul-2044	12,174	-	-	(76)
	5.40%	Jun-2043	23,950	-	-	849
			36,124	-	-	773
Total Fannie Mae Securities			$36,124	$3,263,737	$3,290,782	$3,175,401

Schedule of Portfolio Investments

June 30, 2026 (dollars in thousands; unaudited)

Freddie Mac Securities (14.9% of net assets)

	Interest Rate[4]		Maturity Date	Face Amount	Amortized Cost	Value
Single Family	2.50%		Jan-2043 - Aug-2046	$4,178	$4,212	$3,608
	3.00%		Aug-2042 - Sep-2046	17,051	17,269	15,501
	3.50%		Aug-2027 - Oct-2046	30,267	30,745	28,226
	4.00%		Aug-2026 - Aug-2047	28,787	29,596	27,543
	4.01%	1M SOFR+41	Feb-2036	86	86	86
	4.04%	1M SOFR+44	May-2037	57	57	56
	4.06%	1M SOFR+46	Apr-2036 - Jan-2043	1,326	1,326	1,307
	4.11%	1M SOFR+51	Aug-2043	1,375	1,375	1,364
	4.19%	1M SOFR+59	Oct-2040	961	961	954
	4.21%	1M SOFR+61	Oct-2040 - Jun-2044	3,658	3,659	3,635
	4.26%	1M SOFR+66	Nov-2040	874	878	867
	4.38%	1M SOFR+78	Aug-2037	961	966	964
	4.50%		Jan-2038 - Dec-2044	7,443	7,646	7,370
	5.00%		Jul-2035 - Aug-2040	916	913	922
	5.50%		Apr-2033 - Jul-2038	958	956	977
	6.00%		Dec-2033 - Oct-2037	1,330	1,335	1,368
	6.50%		Apr-2028 - Nov-2037	191	193	201
	7.00%		Apr-2028 - Mar-2030	5	5	5
	7.50%		Aug-2029 - Apr-2031	4	4	4
				100,428	102,182	94,958
Multifamily	2.04%		May-2050	18,669	19,024	13,514
	2.40%		Jun-2031	7,191	7,217	6,576
	2.42%		Jun-2031	11,367	11,415	10,405
	3.34%		Dec-2029	8,850	8,875	8,535
	3.35%		Oct-2033	27,681	27,630	25,841
	3.60%		Apr-2030	22,972	23,107	22,280
	3.79%	1M SOFR+20	Aug-2031	10,269	10,269	10,189
	3.82%	1M SOFR+23	Jul-2027	3,780	3,780	3,771
	3.83%	1M SOFR+24	Jan-2031 - Jun-2031	28,498	28,498	28,239
	3.84%	1M SOFR+24	Nov-2027	7,725	7,725	7,689
	3.84%	1M SOFR+25	Dec-2030	4,917	4,917	4,846
	3.89%	1M SOFR+30	Dec-2030	8,006	8,006	7,965
	3.95%	1M SOFR+36	Oct-2030	1,006	1,006	1,001
	3.97%	1M SOFR+37	Nov-2030	4,007	4,007	3,993
	4.04%	1M SOFR+44	Oct-2030	570	570	569
	4.05%		Jan-2031	18,579	18,226	18,251
	4.12%		Dec-2032	20,000	19,428	19,485
	4.15%		Mar-2036	25,000	25,000	25,008
	4.20%		Apr-2033	35,000	34,213	34,153
	4.20%		Aug-2035	20,000	20,036	20,009
	4.22%		Dec-2030	20,300	20,008	20,083
	4.25%		Jan-2028	93,655	93,521	93,644
	4.25%	1M SOFR+66	Apr-2033	32,621	32,670	32,840
	4.25%		Nov-2029	14,750	14,633	14,642
	4.29%		Jul-2030	32,500	32,468	32,271
	4.31%	1M SOFR+72	Jul-2033	20,274	20,326	20,307
	4.32%		Dec-2030	53,000	53,392	52,465
	4.32%		Mar-2036	19,000	18,247	18,423
	4.36%		Dec-2029	9,157	9,138	9,151
	4.39%		Dec-2035	25,000	24,763	24,425
	4.42%		Oct-2035	25,000	24,762	24,433
	4.49%		Sep-2034	9,000	8,840	8,909
	4.63%		Oct-2029	39,150	39,632	39,319
	4.66%		Feb-2034	20,713	20,884	20,682
	4.70%		Nov-2029	44,000	44,638	44,271
	4.72%		Mar-2033	21,969	22,529	22,219
	4.75%		Dec-2034	8,900	9,117	9,045
	4.80%		Jan-2032	15,000	15,220	15,176
	4.83%		Jan-2039	9,692	9,760	9,807
	4.85%		Jun-2040	40,000	39,958	39,648
	4.85%		Jan-2030	13,144	13,462	13,289
	4.90%		Feb-2029 - Dec-2032	15,234	15,226	15,272
	5.15%		Apr-2055	60,000	56,518	58,378
	5.15%		Aug-2055	18,511	18,273	17,808
	5.36%		Jan-2029	47,428	48,725	48,314
	5.40%		Jan-2029	31,632	32,525	32,229
	5.48%		Jan-2029	9,971	10,265	10,179
				1,033,688	1,032,449	1,019,548
Total Freddie Mac Securities				$1,134,116	$1,134,631	$1,114,506

Schedule of Portfolio Investments

June 30, 2026 (dollars in thousands; unaudited)

State Housing Finance Agency Securities (2.8% of net assets)

		Interest Rates[2]
	Issuer	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	Illinois Housing Development Auth[5]	2.70%	-	Jun-2027	$1,140	$1,142	$1,142
	NYC Housing Development Corp	2.95%	-	Nov-2041	6,275	6,275	4,965
	NYC Housing Development Corp	3.05%	-	Nov-2046	13,000	13,000	9,395
	NYC Housing Development Corp	3.10%	-	Oct-2046	18,985	18,985	15,113
	Illinois Housing Development Auth[5]	-	3.54%	Nov-2026	5,615	5,619	5,629
	Mass Housing[5]	3.85%	-	Dec-2058	9,070	9,068	7,093
	Illinois Housing Development Auth[5]	4.22%	-	Jul-2042	16,285	16,325	16,211
	Chicago Housing Authority	4.36%	-	Jan-2038	25,000	25,000	23,196
	MassHousing	4.62%	-	Jun-2067	24,600	24,662	23,440
	City of Chicago[6]	4.63%	-	Sep-2037	1,500	1,475	1,501
	Illinois Housing Development Auth[5]	4.65%	-	Jan-2067	21,400	21,439	20,431
	Illinois Housing Development Auth[5]	4.69%	-	Jan-2066	14,470	14,523	14,019
	Mass Housing	4.84%	-	Dec-2067	35,415	35,473	35,216
	Mass Housing	4.85%	-	Dec-2068	20,095	20,118	20,028
	City of Chicago[6]	4.90%	-	Mar-2044	1,000	993	1,000
	Illinois Housing Development Auth[5]	5.05%	-	Jul-2066	13,320	13,384	13,563
Total State Housing Finance Agency Securities					$227,170	$227,481	$211,942

Schedule of Portfolio Investments

June 30, 2026 (dollars in thousands; unaudited)

Other Mutifamily Investments (2.5% of net assets)

		Interest Rates[2,4]
	Issuer	Permanent	Construction		Maturity Date	Unfunded Commitments[3]	Face Amount	Amortized Cost	Value
Direct Loans	272 W 22nd Street - New York, NY (Level 3)[7]	-	5.40%	1M TERM SOFR + 175	Mar-2030	$-	$1,278	$1,243	$1,276
	Union Tower - San Diego, CA (Level 3)	-	5.65%	1M SOFR+200	Jun-2027	5,132	9,936	10,059	9,907
	Olson Court - Minneapolis, MN (Level 3)	-	5.82%		May-2027	1	16,891	16,907	17,054
	400 Lake Shore Drive - Chicago, IL (Level 3)	-	5.90%	80% DAILY SOFR+300	Dec-2053[8]	-	15,714	15,585	15,801
	400 Lake Shore Drive - Chicago, IL (Level 3)	-	5.90%	80% DAILY SOFR+300	Dec-2058[8]	26,201	13,085	12,849	13,303
	Landmark Towers - St. Paul, MN (Level 3)	-	6.00%	1M TERM SOFR+235	Jun-2027	-	18,660	18,659	18,676
	Carville Park - Reno, NV (Level 3)	-	6.13%	1M SOFR+275	Jun-2027	3,996	3,014	2,933	2,998
	311 W 42nd Street - New York, NY (Level 3)	-	6.17%		Nov-2027	622	49,378	49,377	48,960
	Beltline Station Building 1 - St. Louis Park, MN (Level 3)	-	6.30%		Jul-2030	9,475	6,733	6,718	6,931
	Beltline Station Building 3 - St. Louis Park, MN (Level 3)	-	6.30%		Jul-2030	11,939	2,902	2,884	3,073
	Hudson Exchange - Jersey City, NJ (Level 3)	-	6.50%	1M SOFR+275	Jun-2027	4,273	45,727	45,700	45,669
	Olson Court - Minneapolis, MN (Level 3)	-	6.52%		May-2027	1,553	-	(4)	14
	Eleven Eleven Sutter - San Francisco, CA (Level 3)	-	7.00%		Oct-2028	39,053	2,943	2,757	2,302
						102,245	186,261	185,667	185,964
Forward Commitments	Rochester Civic Center - Rochester, MN (Level 3)	-	5.19%		Jan-2030	6,344	-	(7)	39
	272 W 22nd Street - New York, NY (Level 3)[7]	-	5.40%	1M TERM SOFR + 175	Mar-2030	9,088	-	51	(12)
	272 W 22nd Street - New York, NY (Level 3)[7]	-	5.40%	1M TERM SOFR + 175	Mar-2030	2,135	-	12	(3)
						17,567	-	56	24
Privately Insured Mortgages[9]	Illinois Housing Development Auth	6.40%	-		Nov-2048	-	819	826	815
Total Other Multifamily Investments						$119,812	$187,080	$186,549	$186,803

Schedule of Portfolio Investments

June 30, 2026 (dollars in thousands; unaudited)

United States Treasury Securities (8.8% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
3.88%	Feb-2043	$105,000	$105,175	$93,035
4.00%	Nov-2042	15,000	14,788	13,533
4.13%	Aug-2044	115,000	110,715	104,002
4.13%	Aug-2053	18,000	16,622	15,725
4.50%	Nov-2054	93,000	91,777	86,577
4.63%	Nov-2044	55,600	55,015	53,585
4.63%	May-2044	55,000	57,155	53,127
4.63%	Feb-2046	50,000	48,058	47,998
4.63%	Nov-2045	30,000	29,459	28,814
4.75%	Feb-2056	95,000	93,517	92,269
4.75%	Nov-2043	10,000	10,072	9,837
5.00%	May-2045	60,000	60,878	60,512
Total United States Treasury Securities		$701,600	$693,231	$659,014

Total Fixed-Income Investments		$7,758,998	$7,820,898	$7,367,734

Schedule of Portfolio Investments

June 30, 2026 (dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (0.01% of net assets)

		Amount of
	Face	Dividends
Issuer	Amount (Cost)	or Interest	Value
HIT Advisers[10] (Level 3)	$1	$-	$668
Total Equity Investment	$1	$-	$668

Schedule of Portfolio Investments

June 30, 2026 (dollars in thousands; unaudited)

Short-Term Investments (1.4% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Commercial Paper
Halkin Finance LLC	3.66%[11]	Jul-2026	$65,000	$65,000	$65,000

BlackRock Liquidity Funds | FedFund | Institutional Shares	3.53%[12]	Jul-2026	42,812	42,812	42,812
Total Short-Term Investments			$107,812	$107,812	$107,812

Total Investments			$7,866,811	$7,928,711	$7,476,214

Schedule of Portfolio Investments

June 30, 2026 (dollars in thousands; unaudited)

Futures Contracts (Notional Amount Long 1.8% of net assets | Short 2.1% of net assets)

					Unrealized
	Number				Appreciation
Description	of Contracts	Expiration Date	Notional Amount	Market Value	(Depreciation)
Futures Long
CBOT U.S Treasury Bond	940	Sep-2026	$103,716	$106,690	$2,974
CBOT U.S. Treasury Ultra Bonds	250	Sep-2026	$28,061	$29,039	$978

Futures Short
CBOT Ultra 10-Year U.S. Treasury Note	1,385	Sep-2026	$153,735	$155,769	$(2,034)
Total Futures Contracts					$1,918

Schedule of Portfolio Investments

June 30, 2026 (dollars in thousands; unaudited)

Footnotes

1	Securities issued by state housing finance agencies but backed by mortgage loans insured as to principal and interest by the Federal Housing Administration ("FHA") under the Housing Finance Agency (“HFA”) Risk-Sharing Program.

2	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

3	The HIT may make commitments, including forward commitments, in securities or loans that fund over time on a draw basis or fund at a single point in time. Generally, GNMA construction securities fund over a 12-to-24 month period. Funding periods for FHA Construction Securities, State Housing Agency construction securities, and Direct Loans vary by project, but generally fund over a one-to-48 month period. Forward commitments generally settle within 12 months of the original commitment date. At period end, the principal amount of the unfunded commitments totaled $419.3 million, for which unrealized gains of $1.7 million are included in the related Value column of the Schedule of Portfolio Investments for such commitments.

4	For floating and variable rate securities the rate indicated is for the period end. With respect to these securities, the schedule also includes the reference rate and spread in basis points.

5	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT and are secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT's Board of Trustees.

6	Federally tax-exempt bonds collateralized by Ginnie Mae securities.

7	Terms of the loan allow for the borrower to establish up to three tranches of this loan. The coupon for each tranche will be 1M Term SOFR +175; each tranche will have different monthly index reset dates. As of 6/30/2026, only one tranche has been established.

8	Date reflects the stated maturity date of the bond. However, the bond is subject to a mandatory tender for purchase in December 2027, which may be extended to December 2028 under certain conditions.

9	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

10	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York-based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT's valuation committee in accordance with the fair value procedures adopted by the HIT's Board of Trustees, and approximates carrying value of HIT Advisors and its subsidiary on a consolidated basis. The participation interest is not registered under the federal securities laws.

11	Rate indicated is the effective yield at the time of purchase.

12	Rate indicated is the annualized 1-day yield as of June 30, 2026.

Key to abbreviations

M	Month
Y	Year
UST	U.S. Treasury

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (dollars in thousands; unaudited)

Investment income	$146,107

Expenses
Non-officer salaries and fringe benefits	4,623
Officer salaries and fringe benefits	2,507
Marketing and sales promotion (12b-1)	1,055
Investment management	794
Auditing, tax and accounting fees	246
Legal fees	230
Insurance	220
Consulting fees	209
Trustee expenses	43
Rental expenses	283
General expenses	938
Total expenses	11,148

Net investment income	134,959

Net realized and unrealized gains (losses) on investments
Net realized gains (losses) on investments	(1,503)
Net realized gains (losses) on futures	(1,192)
Total net realized gains (losses)	(2,695)

Net change in unrealized appreciation (depreciation) on investments	(69,151)
Net change in unrealized appreciation (depreciation) on futures	1,585
Total net change in unrealized gains (losses)	(67,566)
Net realized and unrealized gains (losses) on investments	(70,261)

Net increase (decrease) in net assets resulting from operations	$64,698

See accompanying Notes to Financial Statements (unaudited).

STATEMENTS OF CHANGES IN NET ASSETS

(dollars in thousands)

	Six Months Ended	Year Ended
	June 30, 2026	December 31,
Increase (decrease) in net assets from operations	(unaudited)	2025
Net investment income	$134,959	$264,029
Net realized gains (losses)	(2,695)	(110,056)
Net change in unrealized appreciation (depreciation)	(67,566)	344,601
Net increase (decrease) in net assets resulting from operations	64,698	498,574

Distributions to participants or reinvested	(136,815)	(267,350)

Increase (decrease) in net assets from unit transactions
Proceeds from the sale of units of participation	207,489	252,307
Dividend reinvestment of units of participation	125,690	244,343
Payments for redemption of units of participation	(123,148)	(298,515)
Net increase (decrease) from unit transactions	210,031	198,135

Total increase (decrease) in net assets	137,914	429,359

Net assets
Beginning of period	$7,319,573	$6,890,214
End of period	$7,457,487	$7,319,573

Unit information
Units sold	208,713	256,958
Distributions reinvested	127,065	249,295
Units redeemed	(124,544)	(302,646)
Increase in units outstanding	211,234	203,607

See accompanying Notes to Financial Statements (unaudited).

FINANCIAL HIGHLIGHTS

Select Per Share Data and Ratios for the Years Ended December 31,

	Six Months Ended
	6/30/2026**
Per share data	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$992.37	$960.68	$973.69	$958.52	$1,137.06	$1,176.64

Income from investment operations:
Net investment income *	18.01	35.97	35.06	32.45	23.21	20.20
Net realized and unrealized gains (losses) on investments	(9.20)	32.14	(12.47)	15.84	(176.26)	(32.43)
Total income (loss) from investment operations	8.81	68.11	22.59	48.29	(153.05)	(12.23)
Less distributions from:
Net investment income	(18.26)	(36.42)	(35.60)	(33.12)	(25.49)	(24.29)
Net realized gains on investments	-	-	-	-	-	(3.06)
Total distributions	(18.26)	(36.42)	(35.60)	(33.12)	(25.49)	(27.35)

Net asset value, end of period	$982.92	$992.37	$960.68	$973.69	$958.52	$1,137.06

Total return	0.89%	7.20%	2.36%	5.17%	-13.55%	-1.04%

Net assets, end of period (in thousands)	$7,457,487	$7,319,573	$6,890,214	$6,558,831	$6,025,063	$7,106,556

Ratios/supplemental data
Ratio of expenses to average net assets	0.30%	0.31%	0.32%	0.33%	0.32%	0.31%
Ratio of net investment income to average net assets	3.6%	3.7%	3.6%	3.4%	2.3%	1.7%
Portfolio turnover rate	26.7%	23.9%	20.7%	14.5%	25.3%	30.4%

*	The average shares outstanding method has been applied for this per share information.

**	Percentage amounts for the period, except total return, have been annualized.

See accompanying Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information. Participation in the HIT is limited to eligible pension plans, state public funds and labor organizations, including health and welfare, general, voluntary employees’ benefit associations and other funds that have beneficiaries who are represented by labor organizations. The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services—Investment Companies.

Investment Valuation

Net asset value per share (NAV) is determined as of the close of regular trading (normally 4:00 p.m.) of the New York Stock Exchange on the last business day of each calendar month. When the markets close early for holidays, prices may be taken earlier in the day. The HIT’s Board of Trustees is responsible for the valuation process. The HIT’s Board of Trustees has designated the officers of the HIT that comprise the HIT’s Valuation Committee as the “valuation designee” to perform fair valuations of the HIT’s investments pursuant to Rule 2a-5 under the Investment Company Act. The Valuation Committee, in accordance with the policies and procedures approved by the HIT’s Board of Trustees, is also responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information and reporting to the Board of Trustees on valuation matters, including fair value determinations. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets. The majority of the HIT’s assets are valued using evaluated prices provided by independent third-party pricing services that are approved by the Board of Trustees. Portfolio securities for which market quotations are readily available are valued through exchange determined market pricing. For U.S. Treasury securities, independent pricing services generally base evaluated prices on actual transactions as well as dealer-supplied market information. For State Housing Finance Agency securities, independent pricing services generally base evaluated prices using models that utilize trading spreads, new issue scales, verified bid information and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base evaluated prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans and collateralized mortgage obligations, independent pricing services generally base evaluated prices on an active TBA (to-be-announced) market for mortgage pools, discounted cash flow models, or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type and spread/benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type.

Investments in registered open-end investment management companies are valued based upon the NAV of such investments.

When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations or independent third-party provider evaluated prices are deemed unreliable or not available are valued at their fair value determined in good faith by the HIT’s Valuation Committee, as valuation designee, pursuant to procedures approved by the HIT’s Board of Trustees. In determining fair market value, the Valuation Committee will employ a valuation method that it believes reflects fair value for that asset, which may include the use of an independent valuation consultant or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on June 30, 2026 the Valuation Committee fair valued approximately 0.01% of the HIT’s net assets utilizing internally derived unobservable inputs.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures approved by the HIT’s Board of Trustees, which approximates its respective carrying value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of June 30, 2026:

	Investment Securities
(dollars in thousands)	Level 1	Level 2	Level 3	Total
Investments in Securities:
FHA Permanent Securities	$-	$110,984	$-	$110,984
FHA Construction Securities	-	4,678	-	4,678
Ginnie Mae Securities	-	1,554,593	99,514	1,654,107
Ginnie Mae Construction Securities	-	250,067	-	250,067
Fannie Mae Securities	-	3,174,628	-	3,174,628
Freddie Mac Securities	-	1,114,506	-	1,114,506
State Housing Finance Agency Securities	-	211,942	-	211,942
Other Multifamily Investments
Direct Loans	-	-	185,964	185,964
Privately Insured Construction/Permanent Mortgages	-	815	-	815
Total Other Multifamily Investments	-	815	185,964	186,779
United States Treasury Securities	-	659,014	-	659,014
Equity Investments	-	-	668	668
Short-Term Investments	107,812	-	-	107,812
Other Financial Instruments[1]	-	1,005	24	1,029
Total Investments in Securities	$107,812	$7,082,232	$286,170	$7,476,214
Derivatives Investments:
Assets
Futures Contracts[2]	3,952	-	-	3,952
Liabilities
Futures Contracts[2]	(2,034)	-	-	(2,034)
Total Derivatives Investments	$1,918	$-	$-	$1,918

1.	If held in the portfolio at report date, other financial instruments includes forward commitments, TBA and when-issued securities.

2.	Amounts shown represent unrealized appreciation (depreciation) at period end as presented in the Schedule of Investments. Only initial margin and variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended June 30, 2026:

	Investments in Securities
(dollars in thousands)	Ginnie Mae Securities	Other Multifamily Investments	Equity Investment	Other Financial Instruments	Total
Beginning Balance, 12/31/2025	$100,471	$138,603	$511	$817	$240,402
Paydowns/Settlements	(679)	(101)	-	-	(780)
Total Unrealized Gain (Loss)[1]	(278)	(905)	157	(793)	(1,819)
Cost of Purchases	-	48,367	-	-	48,367
Ending Balance, 6/30/2026	$99,514	$185,964	$668	$24	$286,170

1.	Net change in unrealized gain (loss) attributable to Level 3 securities held at June 30, 2026, totaled ($1,819,000) and is included on the accompanying Statement of Operations.

For the six months ended June 30, 2026, there were no transfers in levels.

Level 3 securities primarily consist of Other Multifamily Investments (Direct Loans) and one Ginnie Mae Security which were valued using evaluated prices provided by an independent, third-party pricing service as of June 30, 2026. The pricing services applies a discounted cash flow model that incorporates unobservable inputs, including assumptions regarding expected prepayment speeds (reflected in weighted-average life (“WAL”) and spreads to relevant U.S. Treasury rates. Changes in these unobservable inputs can materially affect the resulting fair value measurements.

For investments valued at a premium, a shorter WAL (meaning faster expected prepayments) generally decreases fair value, while a longer WAL (slower expected prepayments) generally increases fair value, assuming all other inputs remain constant. Conversely, for investments valued at a discount, a shorter WAL generally increases fair value, and a longer WAL generally decreases fair value, holding other inputs constant. Similarly, changes in assumed spreads can significantly affect fair value. An increase in the spread, indicating higher perceived risk, generally results in a decrease in fair value, whereas a decrease in the spread generally results in an increase in fair value, all else being equal.

	Ginnie Mae Securities
	Minimum	Average[1]	Maximum
Weighted Average Life (WAL)	1.33	1.33	1.33
Spread to U.S. Treasuries (bps)	67	67	67
	Other Multifamily Investments
	Minimum	Average[1]	Maximum
Weighted Average Life (WAL)	0.50	2.03	4.08
Spread to U.S. Treasuries (bps)	68	201	376

1.	Represents the mean of securities in this category.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Federal Income Taxes

The HIT’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (Internal Revenue Code), that are applicable to regulated investment companies, and to distribute all of its taxable income to its participants. Therefore, no federal income tax provision is required.

Tax positions taken or expected to be taken in the course of preparing the HIT’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed for all open years the HIT’s tax positions taken on federal income tax returns and has concluded that no provision for income tax is required in the HIT’s financial statements.

The HIT files U.S. federal, state and local tax returns as required. The HIT’s tax returns are subject to examination by the relevant tax authorities until the expiration of the applicable statutes of limitations, which is generally three years after the filing of the tax return but could be longer in certain circumstances.

Distributions to Participants

At the end of each calendar month, a pro-rata distribution is made to participants of the net investment income earned during the month. This pro- rata distribution is based on the participant’s number of units held as of the immediately preceding month-end and excludes realized gains (losses) which are distributed at year-end. Participants redeeming their investments are paid their pro-rata share of undistributed net income accrued through the month-end of the month in which they redeem. The HIT offers a reinvestment plan that permits current participants to automatically reinvest their distributions of income and capital gains, if any, into the HIT’s units of participation. Total reinvestment was approximately 92% of distributed income for the six months ended June 30, 2026.

Investment Transactions and Income

For financial reporting purposes, security transactions are accounted for as of the trade date. Gains and losses on securities sold are determined on the basis of amortized cost, using the specific identification method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

Interest income is accrued as earned. Premiums, purchase discounts, and loan origination discounts, including related direct costs, are amortized as adjustments to the related loan’s yield over the contractual life of the loan using the effective interest method. In connection with the prepayment of a loan or security, any remaining unamortized amounts are recognized into income as a gain or loss and, depending upon the terms of the loan, there may be additional income that is earned based upon the prepayment and recognized in the period of the prepayment.

12b-1 Plan of Distribution

The HIT’s Board of Trustees has approved a Plan of Distribution under Rule 12b-1 under the Investment Company Act to pay for marketing and sales promotion expenses incurred in connection with the offer and sale of units and related distribution activities (12b-1 expenses). For the six months ended June 30, 2026, the HIT was authorized to pay 12b-1 expenses in an annual amount up to $600,000 or 0.05% of its average net assets on an annualized basis per fiscal year, whichever was greater. During the six months ended June 30, 2026, the HIT incurred approximately $1,055,000, or 0.03% of its average monthly net assets on an annualized basis, in 12b-1 expenses.

Segment Reporting

The Portfolio Management Committee acts as the HIT’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the HIT. The CODM has concluded that the HIT operates as a single operating segment since the HIT has a single investment strategy as disclosed in its prospectus against which the CODM assesses performance included in Net increase (decrease) in net assets resulting from operations on the Statement of Operations. The financial information provided to and reviewed by the CODM is presented within the financial statements.

Note 2. Investment Risk

Interest Rate Risk

As with any fixed income investment, the market value of the HIT’s investments will generally fall at times when market interest rates rise. Rising interest rates may also reduce prepayment rates, causing the average life of the HIT’s investments to increase. This could in turn further reduce the value of the HIT’s portfolio. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract form the HIT’s performance. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the HIT’s investments, which would make it harder for the HIT to sell its investments at an advantageous time.

Prepayment and Extension Risk

The HIT invests in certain fixed income securities whose value is derived from an underlying pool of mortgage loans that are subject to prepayment and extension risk.

Prepayment risk is the risk that a security will pay more quickly than its assumed payment rate, shortening its expected average life. In such an event, the HIT may be required to reinvest the proceeds of such prepayments in other investments bearing lower interest rates. The majority of the HIT’s securities backed by loans for multifamily projects include restrictions on prepayments for specified periods to mitigate this risk or include prepayment penalties to compensate the HIT. Prepayment penalties, when received, are included in realized gains.

Extension risk is the risk that a security will pay more slowly than its assumed payment rate, extending its expected average life. When this occurs, the HIT’s ability to reinvest principal repayments in higher returning investments may be limited.

These two risks may increase the sensitivity of the HIT’s portfolio to fluctuations in interest rates and negatively affect the value of the HIT’s portfolio.

Credit Risk

A majority of HIT’s investments have a form of credit enhancement to protect against losses in the event of a default. However, in the event of a default of an underlying mortgage loan where the investment does not have credit enhancement or that an entity providing credit enhancement for an investment fails to meet its obligations under the credit enhancement, the HIT would be subject to the risks that apply to real estate investments generally with respect to that investment. Certain real estate risks include construction failure, loan non-repayment, foreclosure, and environmental and litigation risk.

Futures Contracts

A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset at a specified price on a specified day or days in the future. The HIT may use U.S. Treasury futures contracts to manage the interest rate risk of the HIT portfolio. Upon entering into a futures contract, the HIT is required to deposit either cash or securities (Initial Margin) with a clearing broker. Non-cash collateral pledged by the HIT, if any, is disclosed in the Schedule of Investments, and cash collateral, if any, is held in a segregated account with the broker, which is reflected as Cash collateral held with broker in the Statement of Assets and Liabilities. Positions taken in the futures market are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While the HIT will usually liquidate futures contracts in this manner, the HIT may instead make or take delivery of the underlying asset whenever it appears economically advantageous for the HIT to do so.

The HIT may invest up to 10% of its net assets, measured using notional value, in U.S. Treasury futures contracts for duration management purposes. Investments in U.S. Treasury futures contracts may add leverage because the HIT would be subject to investment exposure on the notional amount of the futures contracts. Investments in derivatives can increase the volatility of the HIT’s NAV and may expose it to significant additional costs. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. There is no guarantee that the use of derivatives will achieve their intended result.

Any open futures contracts at period end are presented in the Schedule of Investments, which reflects unrealized cumulative appreciation (depreciation). The notional amount at value reflects each contract’s exposure to the underlying instrument at period end. The period end variation margin is reflected as Variation margin due from broker in the Statement of Assets and Liabilities, and the net cumulative appreciation (depreciation) is included in Net realized and change in unrealized gains (losses) on futures in the Statement of Operations. The average month-end notional amount of short and long futures contracts held was $158.3 million and $131.4 million, respectively, for the six months ended June 30, 2026.

Market Risk

The value of securities held by the HIT may fluctuate, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, adverse investor sentiment and other global market developments and disruptions, including those arising out of geopolitical events (such as war), health emergencies (such as pandemics), natural disasters, terrorism, supply chain disruptions, sanctions, tariffs and government or quasi-government actions. It Is difficult to predict when events affecting the U.S or global financial markets may occur.

Concentration Risk

The HIT concentrates its investments in fixed-income securities in the mortgage and mortgage finance sectors of the real estate industry. These sectors have experienced price volatility in the past. This concentration subjects the HIT to greater risk of loss as a result of adverse economic, political or regulatory conditions, or other developments than if its investments were diversified across different industries.

Note 3. Transactions with Related Entities

HIT Advisers

HIT Advisers, a Delaware limited liability company, was formed by HIT to operate as an investment adviser and be registered, as appropriate under applicable federal or state law. HIT Advisers is owned by HIT directly (99.9%), and indirectly through HIT Advisers Managing Member (0.1%) which is also wholly owned by HIT. This ownership structure is intended to insulate HIT from any potential liabilities associated with the conduct of HIT Advisers’ business. HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate. As of June 30, 2026, HIT Advisers had no assets under management.

Building America

Building America CDE, Inc. (Building America), a wholly owned subsidiary of HIT Advisers, is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury.

Labor Capital Partners

AFL-CIO Labor Capital Partners (LCP), a Delaware limited liability company, is a wholly owned subsidiary of HIT Advisers. LCP has a contract to provide non-fiduciary labor and investor relations to a third-party.

Advances to Affiliates

In accordance with contracts with each affiliate, HIT provides the time of certain personnel and allocates certain shared operational expenses on a cost-reimbursement basis. Expenses solely attributable to an entity are charged to that entity. Also, in accordance with the contracts, HIT provides advances to assist with each affiliate’s operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available and are included in Other Assets on the accompanying Statement of Assets and Liabilities. For HIT Advisers, HIT maintains an allowance for doubtful accounts due to aging balances and no assets under management.

Rollforwards of advances by HIT to HIT Advisers, Building America and LCP are included in the tables below:

Advances to HIT Advisers by HIT	(dollars in thousands)
Ending Balance, net of allowances,12/31/2025	$582
Advances in 2026	5
Repayment by HIT Advisers in 2026	-
Ending Balance, net of allowances, 06/30/2026	$587

Advances to Building America by HIT	(dollars in thousands)
Ending Balance, 12/31/2025	$3
Advances in 2026	1,113
Repayment by Building America in 2026	(996)
Ending Balance, 06/30/2026	$120

Advances to LCP by HIT	(dollars in thousands)
Ending Balance, 12/31/2025	$340
Advances in 2026	1,206
Repayment by LCP in 2026	(1,212)
Ending Balance, 06/30/2026	$334

HIT Advisers Consolidated

Summarized consolidated financial information for HIT Advisers and its subsidiaries, Building America and LCP, is included in the table below:

(dollars in thousands)
As of June 30, 2026
Assets	$2,734
Liabilities	$2,066
Equity[1]	$668
For the six months ended June 30, 2026
Income	$1,941
Expenses	(1,757)
Tax (Expenses) Benefit	70
Net Income (Loss)	$254

1.	For the six months ended June 30, 2026, the net change in unrealized gain (loss) attributable to the consolidated value of HIT Advisers and its subsidiaries totaled $157,000 and is included in the accompanying Statement of Operations.

Note 4. Leases

The HIT leases certain real estate properties for office space which are classified as operating leases. The HIT also leases equipment which is classified as a financing lease. The leases are included in right-of-use (ROU) assets on the HIT’s statement of assets and liabilities. ROU assets represent the HIT’s right to use an underlying asset for the lease term and lease obligations represent the HIT’s obligation to make lease payments arising from the lease. ROU assets and obligations are recognized at the commencement date based on the present value of lease payments over the lease term. As most of the HIT’s leases do not provide an implicit rate, the HIT uses its incremental borrowing rate based on the information available at the commencement date of the lease in determining the present value of lease payments. The HIT determines if an arrangement is a lease at inception. The HIT’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the HIT will exercise that option. Lease expense and amortization expense are recognized on a straight-line basis over the lease term.

(dollars in thousands)	Operating Lease	Financing Lease	Total
ROU Asset, 1/1/2026	$2,821	$17	$2,838
Reduction/Amortization of ROU Asset	(257)	(5)	(262)
Right-of-Use Asset, 06/30/2026	$2,564	$12	$2,576

Lease Liability, 1/1/2026	3,219	19	3,309
Lease Payments	(306)	(6)	(312)
Imputed Interest	26	1	27
Reduction of Lease Liability	(280)	(5)	(285)
Lease Liability, 06/30/2026	$3,011	$13	$3,024

Lease Expense	(283)	(6)	(289)
Weighted Average Discount Rate	1.94%	5.26%
Weighted Average Remaining Term (Years)	4.9	1.2

Note 5. Commitments

The HIT may make commitments, including forward commitments, in securities or loans that fund over time on a draw basis or fund at a single point in time. The HIT agrees to an interest rate and purchase price for these securities or loans when the commitment to purchase is originated.

Certain assets of the HIT are invested in liquid investments until they are required to fund these purchase commitments. As of June 30, 2026, the HIT had outstanding unfunded purchase commitments of approximately $419.3 million. The HIT maintains a sufficient level of liquid securities of no less than the total of the outstanding unfunded purchase commitments. As of June 30, 2026, the value of liquid securities, less short- term investments, maintained in a custodial trading account was approximately $7.1 billion.

Note 6. Investment Transactions

Purchases and sales of investments, excluding short-term securities and U.S. Treasury securities, for six months ended June 30, 2026, were $1.0 billion and $721.8 million, respectively.

Note 7. Income Taxes

No provision for federal income taxes is required since the HIT intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records were adjusted for permanent book/tax differences of $1.9 million as of June 30, 2026.

At June 30, 2026, the cost of investments for federal income tax purposes was $7,928,711,000. Net unrealized loss aggregated $452,497,000 at period-end, of which $30,248,000 related to appreciate investments and $482,745,000 related to depreciated investments.

Note 8. Retirement and Deferred Compensation Plans

The HIT participates in the AFL-CIO Staff Retirement Plan (Plan), which is a multiemployer defined benefit pension plan, under the terms of a collective bargaining agreement. The Plan covers substantially all employees, including non-bargaining unit employees. The risks of participating in a multiemployer plan are different from a single-employer plan in the following aspects:

a.	Assets contributed to a multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

b.	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers based on their level of contributions to the plan.

c.	If the HIT chooses to stop participating in its multiemployer plan, the HIT may be required to pay the plan an amount based on the HIT’s share of the underfunded status of the plan, referred to as a withdrawal liability.

The HIT’s participation in the Plan for the six months ended June 30, 2026, is outlined in the table below. The “EIN/Pension Plan Number” line provides the Employer Identification Number (EIN) and the three-digit plan number. The most recent Pension Protection Act (PPA) zone status available as of June 30, 2026 is for the 2024 Plan year ended at June 30, 2025. The zone status is based on information that the HIT received from the Plan and is certified by the Plan’s actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are less than 80% funded, and plans in the green zone are at least 80% funded. The “FIP/RP Status Pending/Implemented” line indicates whether a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented.

Pension Fund: AFL-CIO Staff Retirement Plan (dollars in thousands)
EIN/Pension Plan Number	53-0228172 / 001
2024 Plan Year PPA Zone Status	Green
FIP/RP Status Pending/ Implemented	No
2026 Contributions[1]	$1,173
2026 Contribution Rate	24%
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	04/01/2028

1.	Included in salaries and fringe benefits expense line items on the Statement of Operations.

The HIT was listed in the Plan’s Form 5500 as providing more than 5% of the total contributions for the following plan year:

Pension Fund	Year Contributions to Plan Exceeded 5 Percent of Total Contributions
AFL-CIO Staff Retirement Plan	2024 [1]

1.	The 2024 plan year ended at June 30, 2025.

At the date the HIT financial statements were issued, the Plan’s Form 5500 was not available for the plan year ended June 30, 2026.

The HIT also sponsors a deferred compensation plan, referred to as a 401(k) plan, covering all employees. This plan permits employees to defer the lesser of 100% of their total compensation or the applicable Internal Revenue Service limit. During 2026, the HIT will match dollar for dollar the first $10,000 of each employee’s contributions. The HIT’s 401(k) contribution for the six months ended June 30, 2026 was approximately $323,000 and included in salaries and fringe benefits in the statement of operations.

Note 9. Contract Obligations

In the ordinary course of business, the HIT enters into contracts that contain a variety of indemnifications. The HIT’s maximum exposure under these arrangements is unknown. However, the HIT has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be low.

Note 10. Master Securities Forward Transaction Agreements

The HIT may enter into “Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties that govern margining on certain forward settling mortgage-backed securities transactions. The MSFTAs contain provisions for, among other things, eligible collateral, rights of setoff, events of default, termination, and the transfer and maintenance of collateral. Under the MSFTAs and related agreements, collateral posted by counterparties would be held in segregated accounts under the control of the HIT at the HIT’s custodian while collateral posted by the HIT would be held for the benefit of the counterparties under the terms of account control agreements in segregated accounts at the HIT’s custodian. As of June 30, 2026, neither the HIT nor its counterparties were required to post collateral in connection with MSFTAs.

Note 11. Subsequent Events

The HIT evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the HIT’s financial statements.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Officers, Directors, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers and Others of Open-End Investment Company is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which participants may recommend nominees to the Board of Trustees of the Trust, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (per Item 22(b)(15) of Schedule 14A)), or this Item.

Item 16. Controls and Procedures.

(a)	The Trust’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The Trust’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) are aware of no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1)	Not applicable for semi-annual reports.

(2)	Not applicable.

(3)	Separate certifications for each of the Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) of the Trust pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

(b)	Separate certifications for each of the Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) of the Trust pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:
/s/ Chang Suh
Chang Suh
Chief Executive Officer

Date: September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Chang Suh
Chang Suh
Chief Executive Officer
AFL-CIO Housing Investment Trust
(Principal Executive Officer)

Date: September 2, 2026

/s Harpreet S. Peleg
Harpreet S. Peleg,
Chief Financial Officer
AFL-CIO Housing Investment Trust
(Principal Financial Officer)

Date: September 1, 2026